Summary of Significant Accounting Policies and Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies and Basis of Presentation
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

The condensed consolidated financial statements and accompanying notes include the accounts of the Company and its wholly owned subsidiaries, after elimination of intercompany balances and transactions. The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the requirements of the Securities and Exchange Commission (“SEC”) for interim financial information. Certain information and disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. Accordingly, these interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the year ended December 31, 2023, which are included in the Company’s Form 8-K filed with the SEC on April 1, 2024. The information as of December 31, 2023 included in the condensed consolidated balance sheets was derived from those audited consolidated financial statements.

The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial information. The condensed consolidated results of operations for the three months ended March 31, 2024 are not necessarily indicative of the results to be expected for the year ending December 31, 2024 or for any other future annual or interim period.

Use of Estimates

Use of Estimates

The preparation of the accompanying condensed consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates, and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and reported amounts of revenues and expenses. These judgments, estimates and assumptions are used for but not limited to revenue recognition, provision for credit losses, inventory obsolescence, recoverability of long-lived assets, certain accrued expenses, stock-based compensation, determination of fair value of the Company’s convertible promissory notes, common stock (prior to the reverse recapitalization), warrant labilities and stock options, and deferred income taxes including related valuation allowances. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. However, actual results could differ from these estimates, and these differences may be material.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates, and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and reported amounts of revenues and expenses. These judgments, estimates and assumptions are used for but not limited to: revenue recognition; provision for credit losses; warranty obligations; inventory obsolescence; recoverability of long-lived assets; stock-based compensation; determination of fair value of the Company’s convertible promissory notes, common stock, and stock options, and deferred income taxes including related valuation allowances. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. However, actual results could differ from these estimates, and these differences may be material.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amount of certain financial instruments held by the Company, such as cash equivalents, accounts receivable, contract assets and liabilities, accounts payable, and accrued and other current liabilities, approximate fair value due to their short maturities. The carrying amount of the liabilities for the convertible promissory notes represents their fair value. The carrying amounts of the Company’s bank borrowings and lease liabilities approximate fair value due to the market interest rates that these obligations bear and interest rates available to the Company.

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2

Inputs other than quoted prices included within Level 1 that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Company’s Level 3 financial instruments consist of convertible promissory notes and warrant liabilities. These financial instruments were valued using valuation techniques that are considered to be a Level 3 fair value measurement.

Fair Value of Financial Instruments

The carrying amount of certain financial instruments held by the Company, such as cash equivalents, accounts receivable, contract assets and liabilities, accounts payable, and accrued and other current liabilities, approximate fair value due to their short maturities. The carrying amount of the liabilities for the convertible promissory notes represents their fair value. The carrying amounts of the Company’s bank borrowings, and lease liabilities approximate fair value due to the market interest rates that these obligations bear and interest rates currently available to the Company.

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2

Inputs other than quoted prices included within Level 1 that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3	Unobservable inputs that are supported by little or no market activity for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Company has no assets with fair value obtained using observable or unobservable markets. The Company did have liabilities with a fair value obtained using unobservable markets (Level 3). The Company’s Level 3 liabilities consist of the redeemable convertible preferred stock warrant liabilities and convertible promissory notes. The convertible promissory notes were valued using a combination of option pricing model and Probability Weighted Expected Return Method (“PWERM”), which is considered to be a Level 3 fair value measurement.

Risk and Uncertainties

Risk and Uncertainties

The Company is subject to certain risks and uncertainties and believes changes in any of the following areas could have a material adverse effect on the Company’s future financial position or results of operations or cash flows: new product development, including market receptivity, the ability to satisfy obligations under development agreements with major partners, litigation or claims against the Company based on intellectual property, patent, product regulation or other factors, competition from other products, general economic conditions, the ability to attract and retain qualified employees and ultimately to sustain profitable operations.

The semiconductor industry is characterized by rapid technological change, competition, competitive pricing pressures and cyclical market patterns. The Company’s financial results are affected by a wide variety of factors, such as general economic conditions specific to the semiconductor industry and the Company’s particular market, the timely implementation of new products, new manufacturing process technologies and the ability to safeguard patents and intellectual property in a rapidly evolving market. In addition, the semiconductor market has historically been cyclical and subject to significant economic downturns. As a result, the Company may experience significant period-to-period fluctuations in condensed consolidated operating results due to the factors mentioned above or other factors.

The Company’s revenue may be impacted by its ability to obtain adequate wafer supplies from foundries and back-end production capacity from the Company’s test and assembly subcontractors. The foundries with which the Company currently has arrangements may not be willing or able to satisfy all of the Company’s manufacturing requirements on a timely basis and/or at favorable prices. The Company is also subject to the risks of service disruptions, raw material shortages and price increases by its foundries. Such disruptions, shortages and price increases could harm the Company’s consolidated operating results.

Risk and Uncertainties

The Company is subject to certain risks and uncertainties and believes changes in any of the following areas could have a material adverse effect on the Company’s future financial position or results of operations or cash flows: new product development, including market receptivity, litigation or claims against the Company based on intellectual property, patent, product regulation or other factors, competition from other products, general economic conditions, the ability to attract and retain qualified employees and ultimately to sustain profitable operations.

The semiconductor industry is characterized by rapid technological change, competition, competitive pricing pressures and cyclical market patterns. The Company’s financial results are affected by a wide variety of factors, such as general economic conditions specific to the semiconductor industry and the Company’s particular market, the timely implementation of new products, new manufacturing process technologies and the ability to safeguard patents and intellectual property in a rapidly evolving market. In addition, the semiconductor market has historically been cyclical and subject to significant economic downturns. As a result, the Company may experience significant period-to-period fluctuations in consolidated operating results due to the factors mentioned above or other factors.

The Company’s revenue may be impacted by its ability to obtain adequate wafer supplies from foundries and back-end production capacity from the Company’s test and assembly subcontractors. The foundries with which the Company currently has arrangements may not be willing or able to satisfy all of the Company’s manufacturing requirements on a timely basis and/or at favorable prices. The Company is also subject to the risks of service disruptions, raw material shortages and price increases by its foundries. Such disruptions, shortages and price increases could harm the Company’s consolidated operating results.

Provision for Credit Losses

Provision for Credit Losses

The provision for credit losses is based on the Company’s assessment of the collectability of its customer accounts. The Company reviews the provision for credit losses by considering certain factors such as historical experience, industry data, credit quality, age of balances and current economic conditions that may affect a customer’s ability to pay. Uncollectible receivables are written off when all efforts to collect have been exhausted and recoveries are recognized when they are recovered. The Company determined that provisions for credit losses of approximately $1.9 million and $1.6 million were necessary as of March 31, 2024 and December 31, 2023, respectively.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risk consist of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents primarily with one financial institution located in the United States and another financial institution located in Korea where amounts deposited may exceed Federal Deposit Insurance Corporation or Korea Deposit Insurance Corporation limits.

The Company’s accounts receivable balances are primarily derived from revenues earned from customers located in the United States, China, Korea, Japan and Taiwan. The Company performs ongoing credit evaluations of its customers’ and distributors’ financial condition and generally does not require collateral from its customers.

The Company’s net revenue and accounts receivable are concentrated among a few significant customers, which could expose the Company to financial risk in the event of adverse developments with these customers. Four customers accounted for approximately 28 percent, 19 percent, 18 percent and 13 percent of the Company’s gross accounts receivable as of March 31, 2024. Four customers accounted for approximately 27 percent, 19 percent, 14 percent and 10 percent of the Company’s gross accounts receivable as of December 31, 2023. Two customers accounted for approximately 61 percent and 24 percent of the Company’s total net revenues for the three months ended March 31, 2024. Four customers accounted for approximately 28 percent, 28 percent, 25 percent, and 10 percent of the Company’s total net revenues for the three months ended March 31, 2023.

Management closely monitors the creditworthiness and performance of these key customers and has established credit limits and terms to mitigate potential credit risks. The Company also continues to diversify its customer base and explore opportunities to reduce its reliance on a few major customers.

Concentration Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents primarily with one financial institution located in the United States and another financial institution located in Korea where amounts deposited may exceed Federal Deposit Insurance Corporation or Korea Deposit Insurance Corporation limits.

The Company’s accounts receivable are primarily derived from revenues earned from customers located in the United States, China, Korea, Japan and Taiwan. The Company performs ongoing credit evaluations of its customers’ and distributors’ financial condition and generally does not require collateral from its customers.

Some of the components used in the Company’s products are purchased from a limited number of sources located in Asia. The loss of any of these suppliers may cause the Company to incur additional costs to transition these relationships, result in delays in the delivery of its products or cause the Company to carry excess or obsolete inventory.

GCT is a fabless semiconductor company and relies on third parties for all of its manufacturing operations, including wafer fabrication, assembly, testing, warehousing, and shipping and logistics. The Company relies on UMC Company (USA) (“UMC”) and Samsung Semiconductor System LSI Division to manufacture substantially all of the wafers for its products. The Company uses third-party vendors to assemble, package and test the products. The Company primarily uses the services of Tianshui Huatian Co., Ltd., ATSemicon Co., Ltd. Amkor, and STATS ChipPAC Ltd. for assembly, and Advanced Semiconductor and Engineering, Inc. and Giga Solution Tech Co., Ltd. for testing. The Company depends on these third-party vendors to supply services and material of a requested quantity in a timely manner that meets the Company’s standards for yield, cost and manufacturing quality. The Company does not have long-term supply agreements with its third-party vendors other than a framework agreement with UMC. If one or more of these vendors terminates its relationship with the Company, or if the Company encounters any problems with its manufacturing supply chain, it could adversely impact the Company’s ability to ship products to its customers on time and in the quantity required, which in turn could cause an unanticipated decline in sales and possibly damage customer relationships.

Foreign Currency

Foreign Currency

Financial statements of foreign subsidiaries that use the local currency as their functional currency are translated into U.S. dollars at the end-of-period exchange rates or at historical exchange rates for purposes of consolidation. Revenues and expenses are translated using average exchange rates during the period. Translation adjustments are included in accumulated other comprehensive loss within stockholders’ deficit. Gains and losses resulting from transactions denominated in a currency other than the functional currency are included in other income, net in the condensed consolidated statements of operations. The Company recognized $1.1 million and $0.7 million foreign currency exchange gains for the three months ended March 31, 2024 and 2023, respectively.

Foreign Currency Translation

The Company’s foreign subsidiaries, located in Korea, use the local currency, or Korean won (“KRW”), as their functional currency. Financial statements of the foreign subsidiaries are translated into U.S. dollars at the end-of-period exchange rates except for capital stock issued, capital accounts and accumulated deficit which are translated at historical exchange rates for purposes of consolidation. Revenues and expenses are translated using average exchange rates prevailing during the period. Translation adjustments are included in accumulated other comprehensive income (loss) within stockholders’ deficit. Gains and losses resulting from transactions denominated in a currency other than the functional currency are included in other income (expense), net in the consolidated statements of operations. The Company recognized foreign currency exchange gains and losses for the years ended December 31, 2023 and 2022 presented as follows:

(in thousands)	2023	2022
Foreign currency gain, net	$265	$181

Convertible Promissory Notes

Convertible Promissory Notes

The Company has elected the fair value option to account for its outstanding convertible promissory notes. Under the fair value option, the convertible promissory notes must be recorded at their initial fair value on the date of issuance, any modification, and at the end of each reporting period end date thereafter. Changes in the estimated fair value of the convertible promissory notes are recognized as non-cash gains or losses in other income, net in the condensed consolidated statements of operations.

Convertible Promissory Notes

The Company accounts for its convertible promissory notes under ASC 815, Derivatives and Hedging. According to ASC 815-15-25, an election can be made at the inception of a financial instrument to account for the instrument under the fair value option as per ASC 825, Financial Instruments. The Company has made such an election for its convertible promissory notes. Under the fair value option, the convertible promissory notes must be recorded at their initial fair value on the date of issuance, any modification, and each balance sheet date thereafter. Changes in the estimated fair value of the convertible promissory notes are recognized as non-cash gains or losses in other income (expense), net in the consolidated statements of operations.

Contracts in Equity

Contracts in Equity

The Company classifies contracts in equity, including warrants to purchase shares of the Company’s common stock, that do not meet the indexation guidance as liabilities. At the end of each reporting period, such liability classified instruments are remeasured and changes in fair value during the reporting period are recognized within the condensed consolidated statements of operations until the earlier of the exercise, settlement, or expiration.

The Company classifies contracts in equity, including the Legacy GCT Earnouts and Sponsor Earnouts (discussed in Note 3), that meet the indexation and equity classification guidance as a component of stockholders’ deficit and are not subject to fair value remeasurements.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS” Act). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recent Accounting Pronouncements Adopted

Recent Accounting Pronouncements Adopted

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. ASU 2020-06 reduces the number of accounting models for convertible instruments and allows more contracts to qualify for equity classification. The Company adopted this guidance effective January 1, 2024, and noted no material impact on the Company’s condensed consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides an exception to fair value measurement for contract assets and contract liabilities related to revenue contracts acquired in a business combination. The ASU requires an entity (acquirer) to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The Company adopted this guidance effective January 1, 2024, and noted no material impact on the Company’s condensed consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The ASU clarifies that a contractual restriction on the sale of an equity security should not be considered in measuring the fair value of the equity security and cannot be recognized as a separate unit of account. The ASU also requires the investor to disclose the fair value of equity securities subject to contractual sale restrictions, the nature and remaining duration of the restriction(s), and the circumstances that could cause a lapse in the restriction(s). The ASU is effective for annual and interim periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the effect the adoption of ASU 2022-03 will have on its condensed consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The ASU is effective for annual periods beginning after December 15, 2023 and for interim periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the effect the adoption of ASU 2023-07 will have on its condensed consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires companies to disclose, on an annual basis, specific categories in the effective tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. In addition, companies are required to disclose additional information about income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The standard is required to be adopted on a prospective basis; however, retrospective application is permitted. The Company is currently evaluating the effect the adoption of ASU 2023-09 will have on its condensed consolidated financial statements.

Recent Accounting Pronouncements

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments–Credit Losses, which amends Subtopic 326-20 (created by ASU 2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. Additionally, in April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments; in May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief; in November 2019, the FASB issued ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses; and in March 2020, the FASB issued ASU 2020-03, Codification Improvements to Financial Instruments, to provide further clarifications on certain aspects of ASU 2016-13 and to extend the nonpublic entity effective date of ASU 2016-13. The changes (as amended) are effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2022. The adoption of ASU 2016-13 did not have a material effect on the consolidated financial statements.

1.The Company and Summary of Significant Accounting Policies, continued

Recent Accounting Pronouncements, continued

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. ASU 2020-06 reduces the number of accounting models for convertible instruments and allows more contracts to qualify for equity classification. ASU 2020-06 is effective for the Company’s annual reporting periods beginning after December 15, 2023. Adoption is either a modified retrospective method or a fully retrospective method of transition. Early adoption is permitted, but no earlier than annual periods beginning after December 15, 2020. The Company is currently evaluating the effect the adoption of ASU 2020-06 will have on its consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides an exception to fair value measurement for contract assets and contract liabilities related to revenue contracts acquired in a business combination. The ASU requires an entity (acquirer) to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The ASU is effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2023. Early adoption is permitted. The ASU is applied to business combinations occurring on or after the effective date. The Company is currently evaluating the effect the adoption of ASU 2021-08 will have on its consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The ASU clarifies that a contractual restriction on the sale of an equity security should not be considered in measuring the fair value of the equity security, and also cannot be recognized as a separate unit of account. The ASU also requires the investor to disclose the fair value of equity securities subject to contractual sale restrictions, the nature and remaining duration of the restriction(s), and the circumstances that could cause a lapse in the restriction(s). The ASU is effective for the Company for annual and interim periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the effect the adoption of ASU 2022-03 will have on its consolidated financial statements.

In September 2022, the FASB issued ASU 2022-04, Liabilities—Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations. The ASU requires a buyer of goods and services to disclose information about its supplier finance program obligations. This ASU is effective for annual and interim periods in fiscal years beginning after December 15, 2022, except for the rollforward disclosure, which is effective for annual and interim periods in fiscal years beginning after December 15, 2023, and annual periods thereafter. The amendments in this ASU are to be applied retrospectively to each period in which a balance sheet is presented, except for the rollforward disclosure, which is to be applied prospectively. The adoption of ASU 2022-04 did not have a material effect on the consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The updated standard is effective for annual periods beginning in fiscal 2025 and interim periods beginning in the first quarter of fiscal 2026. Early adoption is permitted. The Company is currently evaluating the effect the adoption of ASU 2023-07 will have on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures, which requires companies to disclose, on an annual basis, specific categories in the effective tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. In addition, companies are required to disclose additional information about income taxes paid. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The standard is to be adopted on a prospective basis; however, retrospective application is permitted. The Company is currently evaluating the effect the adoption of ASU 2023-09 will have on its consolidated financial statements.